UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

             Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:         0001476539

InSite Issuer LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):         0001686580

Central Index Key Number of underwriter (if applicable): N/A

Lance Cawley, (703) 535-3009

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 12, 2016, of Deloitte & Touche LLP, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP pertaining to InSite Issuer LLC’s Series 2016-1 Secured Cellular Site Revenue Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

InSite Wireless Group, LLC (Securitizer)

Date October 14, 2016

/s/ Lance Cawley

Name: Lance Cawley

Title: Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 12, 2016, of Deloitte & Touche LLP.